Receivables and other assets - Summary of trade and other receivables (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Net of provisions for doubtful debts	$ (59,000,000)	$ (54,000,000)
Amount held in trust fund, noncurrent	315,000,000	53,000,000
Amount held in trust fund, current	95,000,000	$ 0
Deposits into trust fund	$ (299,000,000)